Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (18,206)	$ (42,296)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	56	666
Gain on sale of property and equipment, net	0	(52)
Noncash lease expense relating to operating lease right-of-use assets	727	706
Impairment of right-of-use assets	0	47
Inventory write-downs, net of scrapped inventory	112	544
Change in fair value of convertible note and warrant liabilities	13	926
Stock-based compensation	4,754	10,623
Amortization of premiums and accretion of discounts on marketable securities, net of change in accrued interest	(428)	(65)
Expected credit losses	34	0
Changes in operating assets and liabilities:
Accounts receivable, net	90	327
Inventories, current and noncurrent, net	89	(2,502)
Prepaid and other current assets	724	2,884
Other noncurrent assets	171	(2,164)
Accounts payable	108	282
Accrued expenses and other current liabilities	(1,402)	(785)
Operating lease liabilities	(799)	(749)
Contract liabilities	74	(837)
Other noncurrent liabilities	(358)	0
Net cash used in operating activities	(14,241)	(32,445)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(234)	(808)
Proceeds from sale of property and equipment	0	96
Purchases of marketable securities	(15,173)	0
Proceeds from redemptions and maturities of marketable securities	18,400	35,850
Net cash provided by investing activities	2,993	35,138
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	134	391
Proceeds from the issuance of convertible note	146	0
Payments for convertible note redemptions	0	(4,973)
Taxes paid related to the net share settlement of equity awards	(47)	(1,051)
Proceeds from issuance of common stock under the Common Stock Purchase Agreements	5,560	0
Stock issuance costs related to the Common Stock Purchase Agreements	(288)	0
Proceeds from issuance of common stock through the Employee Stock Purchase Plan	26	118
Net cash provided by (used in) financing activities	5,531	(5,515)
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(5,717)	(2,822)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—Beginning of period	19,082	21,214
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—End of period	13,365	18,392
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income taxes	1	10
Cash paid for interest	0	106
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Purchases of property and equipment included in accounts payable and accrued liabilities	0	48
Conversion of convertible notes and accrued interest into Class A common stock	0	3,009
Stock issuance costs included in accounts payable and accrued liabilities	128	0
Taxes related to net share settlement of equity awards included in accrued liabilities	$ 0	$ 1